[CONSECO LOGO]



WASHINGTON NATIONAL INSURANCE COMPANY





ANNUAL REPORT
TO CONTRACT OWNERS

December 31, 2005











                     Separate Account 1 of Washington National Insurance Company

ANNUAL REPORT TO CONTRACT OWNERS
TABLE OF CONTENTS

DECEMBER 31, 2005

========================================================================================================================

SEPARATE ACCOUNT 1 OF WASHINGTON NATIONAL INSURANCE COMPANY                                                         PAGE
Statement of Assets and Liabilities as of December 31, 2005.........................................................   1
Statements of Operations and Statements of Changes in Net Assets for the Year Ended December 31, 2005...............   2
Statements of Operations and Statements of Changes in Net Assets for the Year Ended December 31, 2004...............   3
Notes to Financial Statements.......................................................................................   4
Report of Independent Registered Public Accounting Firm.............................................................   6

SEPARATE ACCOUNT 1 OF WASHINGTON NATIONAL INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2005

==========================================================================================================================

ASSETS:                                                                                SHARES       COST          VALUE
   Investments in portfolio shares, at net asset value (Note 2)                       ------------------------------------
     Scudder Variable Series I:
       Bond Portfolio...........................................................      364,324.0  $ 2,433,940   $ 2,546,625
       Capital Growth Portfolio.................................................      755,119.1   16,174,984    12,761,513
       Growth and Income Portfolio..............................................       71,798.4      706,047       697,881
       Money Market Portfolio...................................................       17,801.4       17,801        17,801
--------------------------------------------------------------------------------------------------------------------------
         Net assets.........................................................................................   $16,023,820
==========================================================================================================================

                                                                                                               TOTAL VALUE
                                                                                        UNITS     UNIT VALUE     OF UNITS
                                                                                    --------------------------------------
   Net assets attributable to:
     Contract owners' deferred annuity reserves:
     Scudder Variable Series I:
       Bond Portfolio...........................................................      671,615.1   $ 3.791792   $ 2,546,625
       Capital Growth Portfolio ................................................    2,017,090.6     6.326693    12,761,513
       Growth and Income Portfolio..............................................      462,651.9     1.508436       697,881
       Money Market Portfolio...................................................        7,896.9     2.254229        17,801
--------------------------------------------------------------------------------------------------------------------------
         NET ASSETS.........................................................................................   $16,023,820
==========================================================================================================================


UNIT PROGRESSION

FOR THE YEAR ENDED DECEMBER 31, 2005

==========================================================================================================================

                                                                                   SCUDDER VARIABLE SERIES I
                                                                      ----------------------------------------------------
                                                                                    CAPITAL       GROWTH AND       MONEY
                                                                         BOND       GROWTH          INCOME         MARKET
--------------------------------------------------------------------------------------------------------------------------

Number of units, beginning of year...............................      797,154.2   2,399,154.3     630,938.1     121,816.6
Units purchased..................................................       12,428.1     104,833.8       8,236.1         819.7
Units redeemed...................................................     (137,967.2)   (486,897.5)   (176,522.3)   (114,739.4)
--------------------------------------------------------------------------------------------------------------------------
Number of units, end of year.....................................      671,615.1   2,017,090.6     462,651.9       7,896.9
--------------------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT 1 OF WASHINGTON NATIONAL INSURANCE COMPANY
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2005

==================================================================================================================================

                                                                                    SCUDDER VARIABLE SERIES I
                                                                ------------------------------------------------------------------
                                                                               CAPITAL      GROWTH AND       MONEY
                                                                   BOND        GROWTH         INCOME         MARKET       TOTAL
----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income from short-term capital gains from investments and
     dividends in portfolio shares..........................    $  109,543   $   131,986   $    10,436     $   1,226   $   253,191
Expenses:
   Mortality and expense risk fees..........................        32,116       154,024         8,770           629       195,539
----------------------------------------------------------------------------------------------------------------------------------
     Net investment income (loss)...........................        77,427       (22,038)        1,666           597        57,652
----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments in
     portfolio shares.......................................        17,556    (1,194,549)      (61,363)           --    (1,238,356)
   Net realized long-term capital gain distributions from
     investments in portfolio shares........................        16,550            --            --            --        16,550
----------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in portfolio
       shares...............................................        34,106    (1,194,549)      (61,363)           --    (1,221,806)
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments
   in portfolio shares......................................       (72,285)    2,163,071        87,904            --     2,178,690
----------------------------------------------------------------------------------------------------------------------------------
         Net increase in net assets from operations.........        39,248       946,484        28,207           597     1,014,536
==================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2005

==================================================================================================================================

                                                                                    SCUDDER VARIABLE SERIES I
                                                                ------------------------------------------------------------------
                                                                               CAPITAL      GROWTH AND       MONEY
                                                                   BOND        GROWTH         INCOME         MARKET       TOTAL
----------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (loss).............................    $   77,427   $   (22,038)  $     1,666     $     597   $    57,652
   Net realized gains (losses) on investments in portfolio
     shares.................................................        34,106    (1,194,549)      (61,363)           --    (1,221,806)
   Net change in unrealized appreciation
     of investments in portfolio shares.....................       (72,285)    2,163,071        87,904            --     2,178,690
----------------------------------------------------------------------------------------------------------------------------------
     Net increase in net assets from operations.............        39,248       946,484        28,207           597     1,014,536
----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments...........................        34,658       130,210        12,474         1,838       179,180
   Contract redemptions.....................................      (507,849)   (2,346,920)     (250,632)     (242,066)   (3,347,467)
   Net transfers............................................            --       (62,963)           --       (13,033)      (75,996)
----------------------------------------------------------------------------------------------------------------------------------
     Net decrease in net assets from contract owners'
       transactions.........................................      (473,191)   (2,279,673)     (238,158)     (253,261)   (3,244,283)
----------------------------------------------------------------------------------------------------------------------------------
       Net decrease in net assets...........................      (433,943)   (1,333,189)     (209,951)     (252,664)   (2,229,747)
----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year...............................     2,980,568    14,094,702       907,832       270,465    18,253,567
----------------------------------------------------------------------------------------------------------------------------------
   Net assets, end of year..................................    $2,546,625   $12,761,513      $697,881      $ 17,801   $16,023,820
==================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT 1 OF WASHINGTON NATIONAL INSURANCE COMPANY
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2004

==================================================================================================================================

                                                                                    SCUDDER VARIABLE SERIES I
                                                                ------------------------------------------------------------------
                                                                               CAPITAL       GROWTH AND      MONEY
                                                                   BOND        GROWTH          INCOME        MARKET       TOTAL
----------------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income from short-term capital gains from investments and
     dividends in portfolio shares..........................    $  116,103   $    76,373      $  6,624      $  2,531   $   201,631
Expenses:
   Mortality and expense risk fees..........................        35,603       164,123         9,984         3,371       213,081
----------------------------------------------------------------------------------------------------------------------------------
     Net investment income (loss)...........................        80,500       (87,750)       (3,360)         (840)      (11,450)
----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments in
     portfolio shares.......................................        10,965      (552,206)      (17,429)           --      (558,670)
----------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in portfolio
       shares...............................................        10,965      (552,206)      (17,429)           --      (558,670)
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments
       in portfolio shares..................................        32,787     1,550,064        95,685            --     1,678,536
----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
           operations.......................................    $  124,252   $   910,108      $ 74,896      $   (840)  $ 1,108,416
==================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2004

==================================================================================================================================

                                                                                    SCUDDER VARIABLE SERIES I
                                                                ------------------------------------------------------------------
                                                                               CAPITAL       GROWTH AND      MONEY
                                                                   BOND        GROWTH          INCOME        MARKET       TOTAL
----------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (loss).............................    $   80,500   $   (87,750)     $ (3,360)     $   (840)  $   (11,450)
   Net realized gains (losses) on investments in portfolio
     shares.................................................        10,965      (552,206)      (17,429)           --      (558,670)
   Net change in unrealized appreciation
     of investments in portfolio shares.....................        32,787     1,550,064        95,685            --     1,678,536
----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations..       124,252       910,108        74,896          (840)    1,108,416
----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments...........................        42,052       156,226        21,854           450       220,582
   Contract redemptions.....................................      (208,725)   (1,231,234)      (28,061)      (48,846)   (1,516,866)
   Net transfers............................................       (89,862)     (129,738)       (9,484)           --      (229,084)
----------------------------------------------------------------------------------------------------------------------------------
     Net decrease in net assets from contract owners'
       transactions.........................................      (256,535)   (1,204,746)      (15,691)      (48,396)   (1,525,368)
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets................      (132,283)     (294,638)       59,205       (49,236)     (416,952)
----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year...............................     3,112,851    14,389,340       848,627       319,701    18,670,519
----------------------------------------------------------------------------------------------------------------------------------
   Net assets, end of year..................................    $2,980,568   $14,094,702      $907,832      $270,465   $18,253,567
==================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT 1 OF WASHINGTON NATIONAL INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2005 AND 2004

================================================================================

(1) GENERAL

   The  Separate  Account  1  of  Washington  National  Insurance  Company  (the
"Account") was established in 1982 as a segregated investment account for individual annuity contracts which are registered under the Securities Act of 1933. The Account is registered under the Investment Company Act of 1940, as amended, (the "Act") as a unit investment trust. The Account was originally registered with the U.S. Securities and Exchange Commission as a diversified open-end management investment company under the Act. Effective July 1, 1996, the Account was restructured into a single unit investment trust which invests solely in shares of the portfolios of Scudder Variable Series I (the "Fund"), a diversified open-end management investment company. The investment options available are the Bond, Capital Growth, Growth and Income and Money Market portfolios.

   The operations of the Account are included in the operations of Washington National Insurance Company (the "Company") pursuant to the provisions of the Illinois Insurance Code. The Company is an indirect wholly owned subsidiary of Conseco, Inc., a Delaware Corporation ("Conseco"). Conseco is a publicly held specialized financial services holding company listed on the New York Stock Exchange.

   The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION, TRANSACTIONS, AND INCOME

   Investments in portfolio shares are valued using the net asset value of the respective portfolios of the Scudder Variable Series Fund I at the end of each New York Stock Exchange business day. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. The Account does not hold any investments which are restricted as to resale.

   Net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of the Account as of the beginning of the valuation date.

FEDERAL INCOME TAXES

   No provision for federal income taxes has been made in the accompanying financial statements because the operations of the Account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and net realized gains (losses) are retained in the Account and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

ANNUITY RESERVES

   Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

(3) PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES

   The aggregate cost of purchases of investments in portfolio shares for the years ended December 31, 2005 and 2004, was $967,815 (Bond - $172,635; Capital Growth - $769,929; Growth and Income - $22,188; Money Market - $3,063) and $467,869 (Bond - $151,397; Capital Growth - $218,637; Growth and Income - $47,559; Money Market - $50,276), respectively The aggregate proceeds from sales of investments in portfolio shares for the years ended December 31, 2005 and 2004 were $4,137,897 (Bond -$551,849; Capital Growth - $3,071,641; Growth and
Income - $258,680;  Money Market - $255,727)  and  $2,004,689  (Bond - $327,433;
Capital Growth - $1,511,134; Growth and Income - $66,610; Money Market - $99,512), respectively.

(4) DEDUCTIONS AND EXPENSES

   Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by expense or mortality experience because the Company assumes the mortality risk and the expense risk under the contracts.

   The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

   The expense risk assumed by the Company is the risk that the deductions for financial accounting services may prove insufficient to cover the actual expenses.

   The Company deducts daily from the Account an annuity rate guarantee charge, which is equal on an annual basis to 0.80 percent of the daily value of the total investments of the Fund, for assuming the mortality and expense risks. These fees were $136,027 and $148,232 for the years ended December 31, 2005 and 2004, respectively.

   The Company deducts daily from the Account a financial accounting charge, which is equal on an annual basis to 0.35 percent of the daily value of the total investments of the Fund, for assuming the expense risk. These fees are included in the mortality and expense risk fees in the Statement of Operations. These fees were $59,512 and $64,849 for the years ended December 31, 2005 and 2004, respectively.

   An annual contract administrative charge of $30 is deducted from the accumulated value of each contract on the contract anniversary or on the date of surrender if it occurs between contract anniversaries. This fee does not apply to contracts for individual retirement accounts, or to contracts which at the end of any contract anniver-

SEPARATE ACCOUNT 1 OF WASHINGTON NATIONAL INSURANCE COMPANY NOTES TO FINANCIAL STATEMENTS -- CONTINUED

================================================================================

sary have received at least $1,200 of payments and in which the accumulated value is at least $20,000. These fees are included in the contract redemptions in the Statement of Changes in Net Assets. These fees were $3,391 and $3,932 for the years ended December 31, 2005 and 2004, respectively. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets.

   The Company deducts a contingent deferred sales charge of 6 percent on any amounts withdrawn which are in excess of 10 percent of the contract's accumulated value on the date of the first withdrawal during the respective year, except that no such charge is made for withdrawals of purchase payments received 72 months prior to the date of withdrawal and no such charge is made if the withdrawal amount is applied to a settlement option after the contract has been in force for five years or if the contract contains life contingencies. These fees were $9,503 and $5,246 for the years ended December 31, 2005 and 2004, respectively. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets.

(5) FINANCIAL HIGHLIGHTS

   The total return is defined as the percentage change of unit values from the beginning of the period to the end of the period. The investment income ratio is the ratio of income (including short-term capital gains from investments and dividends in portfolio shares) to the average daily net assets.

                                                                         NET ASSETS                       INVESTMENT    EXPENSES
                                                                 -------------------------     TOTAL        INCOME       AS % OF
                                                      UNITS      UNIT VALUE      (000S)      RETURN (1)    RATIO (2)   NETASSETS (3)
------------------------------------------------------------------------------------------------------------------------------------

Bond
   December 31, 2005.........................       671,615         $3.79         2,547          1.41%         3.92%          1.150%
   December 31, 2004.........................       797,154         $3.74         2,981          4.15%         3.75%          1.150%
   December 31, 2003.........................       867,113         $3.59         3,113          3.84%         3.97%          1.150%
   December 31, 2002.........................       958,878         $3.46         3,314          6.41%         6.11%          1.150%
   December 31, 2001.........................     1,234,013         $3.25         4,009          4.52%         3.81%          1.150%
Capital Growth
   December 31, 2005.........................     2,017,091         $6.33        12,762          7.69%         0.99%          1.150%
   December 31, 2004.........................     2,399,154         $5.87        14,095          6.73%         0.54%          1.150%
   December 31, 2003.........................     2,614,126         $5.50        14,389         25.41%         0.42%          1.150%
   December 31, 2002.........................     3,035,100         $4.39        13,321        -30.01%         0.35%          1.150%
   December 31, 2001.........................     3,837,966         $6.27        24,067        -20.29%         1.27%          1.150%
Growth and Income
   December 31, 2005.........................       462,652         $1.51           698          4.84%         1.37%          1.150%
   December 31, 2004.........................       630,938         $1.44           908          8.88%         0.76%          1.150%
   December 31, 2003.........................       642,149         $1.32           849         25.27%         1.03%          1.150%
   December 31, 2002.........................       822,189         $1.05           867        -24.02%         1.01%          1.150%
   December 31, 2001.........................     1,066,147         $1.39         1,480        -12.33%         1.24%          1.150%
Money Market Portfolio
   December 31, 2005.........................         7,897         $2.25            18          1.53%         2.24%          1.150%
   December 31, 2004.........................       121,817         $2.22           270         -0.27%         0.86%          1.150%
   December 31, 2003.........................       143,597         $2.23           320         -0.35%         0.80%          1.150%
   December 31, 2002.........................       170,206         $2.23           380          0.31%         1.45%          1.150%
   December 31, 2001.........................       122,892         $2.22           274          2.77%         4.16%          1.150%

(1) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units.

(2) These amounts represent the dividends, excluding distributions of long term capital gains, received by the Account from the Fund, net of management fees assessed by the Fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the Fund in which the Account invests.

(3) These amounts represent the annualized contract expenses of the variable account, consisting primarily of mortality and expense charges for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



================================================================================

TO THE BOARD OF DIRECTORS OF WASHINGTON NATIONAL INSURANCE COMPANY AND CONTRACT OWNERS OF SEPARATE ACCOUNT 1 OF WASHINGTON NATIONAL INSURANCE COMPANY

   In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Separate Account 1 of Washington National Insurance Company (the "Account") at December 31, 2005, the results of its operations and the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio shares owned at December 31, 2005 by correspondence with the investment Fund's transfer agent, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP
------------------------------


Indianapolis, Indiana
February 24, 2006

6
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                                                                               7
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8

================================================================================

                        SEPARATE ACCOUNT 1 OF
                        WASHINGTON NATIONAL INSURANCE COMPANY
                        SPONSOR
                        Washington National Insurance Company - Carmel, Indiana. INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP - Indianapolis, Indiana.

               WASHINGTON NATIONAL INSURANCE COMPANY IS AN INDIRECT WHOLLY OWNED SUBSIDIARY OF CONSECO, INC., A FINANCIAL SERVICES ORGANIZATION HEADQUARTERED
     IN CARMEL, INDIANA. CONSECO, INC., THROUGH ITS SUBSIDIARY COMPANIES, IS ONE
       OF MIDDLE AMERICA'S LEADING SOURCES FOR INSURANCE, INVESTMENT AND LENDING PRODUCTS, HELPING 13 MILLION CUSTOMERS STEP UP TO A BETTER, MORE SECURE FUTURE.


                                           WASHINGTON NATIONAL INSURANCE COMPANY
                                                 11815 North Pennsylvania Street
                                                           Carmel, Indiana 46032


                                  (C) 2005 Washington National Insurance Company



                                                                 www.conseco.com




INSURANCE INVESTMENTS LENDING
----------------------------------------------------------------- [CONSECO LOGO]